Exhibit 99.1

KPMG LLP 1676 International Drive McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Citigroup Global Markets Realty Corp.

Citigroup Commercial Mortgage Securities Inc.

(together, the “Company”)

Citigroup Global Markets Inc.

Bank of America N.A.

Merrill Lynch, Pierce, Fenner & Smith Incorporated

(together, the “Specified Parties”)

Re:	CGBAM Commercial Mortgage Trust 2016-IMC – Loan File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, solely to assist the Specified Parties with the certain information pertaining to the mortgage loan and the related mortgaged properties which we were informed are to be included as collateral in the offering of the CGBAM Commercial Mortgage Trust 2016-IMC, Commercial Mortgage Pass-Through Certificates, Series 2016-IMC. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.
•	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.
•	The term “rounding” means that amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Data File” means the electronic data file provided to us by the Company on October 11, 2016, containing data with respect to one mortgage loan (“Mortgage Loan”) and the related mortgaged properties (“Mortgaged Properties”).
•	The term “Cut-Off Date” means the payment date in November 4, 2016, as provided by the Company.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures and listed in Attachment A.
•	The term “Loan File” means the copies of source documents made available by the Company and listed in Attachment A including draft copies of the loan agreement further defined below.
•	The term “Loan Agreement” means a draft copy of such agreement dated October 10, 2016 version number 22498136.15.BUSINESS provided by the Company.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.

KPMG LLP is a Delaware limited liability partnership and a U.S. Member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

CGBAM Commercial Mortgage Trust 2016-IMC October 11, 2016 Page 2

•	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, specific attribute, methodology or value and described in Attachment C.

The Company is responsible for the information contained in the Data File.

We were instructed by the Company to perform the agreed-upon procedures on the Mortgage Loan and all related Mortgaged Properties in the Data File.

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan File (subject to the Instructions). Where more than one document was indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Company, which is summarized on Attachment A, with the highest priority document listed first.

We found such information in the Data File to be in agreement.

B.	Using (i) certain information in the Data File, (ii) the Calculation Methodology, and (iii) the Instructions, we recomputed the Recomputed Attributes in the Data File and compared the results of our recomputations to the corresponding information contained in the Data File.

We found such information in the Data File to be in agreement.

There were no conclusions that resulted from the procedures.

We were not engaged to, and did not, conduct an audit, examination or review, the objective of which would be the expression of an opinion or conclusion on the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, instructions, assumptions and information provided to us by the Company, without verification or evaluation of such methodologies, instructions, assumptions, and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions, assumptions or information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and Mortgaged Properties, (iii) the reliability or accuracy of the documents furnished to us by the Company which were used in our procedures, (iv) the adequacy of the disclosures in the Data File, or as to whether any of the statements expressed therein omit any material facts, or (v) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originator of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

CGBAM Commercial Mortgage Trust 2016-IMC October 11, 2016 Page 3

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Citigroup Global Markets Realty Corp., Citigroup Commercial Mortgage Securities Inc., Citigroup Global Markets Inc., Bank of America N.A., and Merrill, Lynch, Pierce, Fenner & Smith Incorporated. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

October 11, 2016

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document
Property No.	Provided by the Company
Property Name	Provided by the Company
Street Address	Appraisal, Engineering Report, Loan Agreement, USPS
City	Appraisal, Engineering Report, Loan Agreement, USPS
Market	Appraisal, OMB
State	Appraisal, Engineering Report, Loan Agreement, USPS
Zip Code	Appraisal, Engineering Report, Loan Agreement, USPS
Year Built	Appraisal
Renovated Date	Appraisal
NRA	Underwritten Financial Summary Report
Property Type	Appraisal
Ownership Interest	Provided by the Company
Ground Lessor	Ground Lease
Ground Lease Maturity Date	Ground Lease
Extension (Description)	Ground Lease
Extension Tenor (Years)	Ground Lease
Ground Lease Max Maturity Date	Ground Lease
Cut-Off Date Allocated Mortgage Loan Amount ($)	Loan Agreement
Cut-off Date	Provided by the Company
Assumed Spread	Provided by the Company
Strike Rate	Loan Agreement
Assumed LIBOR	Provided by the Company
Interest Calculation (30/360 / Actual/360)	Loan Agreement
Amort Type	Loan Agreement
Grace Period	Loan Agreement
First Loan Payment Date	Provided by the Company
Original Amort Term (Months)	Loan Agreement
Initial Maturity Date	Provided by the Company
Extensions	Loan Agreement
Lockbox	Loan Agreement
Lockbox Type	Loan Agreement
Cash Management Type	Loan Agreement
Amortization Debt Yield Trigger (Partial Sweep)	Loan Agreement
Amortization Debt Yield Trigger Deposit	Loan Agreement
DY at Trigger Level (Full Sweep)	Loan Agreement
DY at Prepaid Rent Trigger Period	Loan Agreement
Administrative Fee Rate (%)	Provided by the Company
Prepayment Provision	Provided by the Company
Partial Prepayments Allowed (Y/N)?	Loan Agreement
Borrower Entity	Provided by the Company

A-1

Attribute	Source Document
Single Purpose Entity	Loan Agreement
Non-Consolidation Letter	Provided by the Company
Loan Purpose	Provided by the Company
Future Debt Permitted (Y/N)?	Loan Agreement
Initial Tax Escrow	Provided by the Company
Ongoing Tax Escrow Monthly	Loan Agreement
Initial Insurance Escrow	Provided by the Company
Ongoing Insurance Escrow Monthly	Loan Agreement
Initial Immediate Repairs Escrow	Loan Agreement
Initial Cap Ex Escrow	Loan Agreement
Ongoing Cap Ex Escrow Monthly	Loan Agreement
Initial Ground Lease Escrow	Loan Agreement
Ongoing Ground Lease Escrow Monthly	Loan Agreement
Initial Unfunded Obligations Escrow	Loan Agreement
Initial Leasing Escrow	Loan Agreement
Ongoing Leasing Escrow Monthly	Loan Agreement
Property Releases	Loan Agreement
Engineering Report Date	Engineering Report
Engineering Report Provider	Engineering Report
Environmental Report Date	Environmental Report
Environmental Report Provider	Environmental Report
Seismic Zone	Seismic Report, Engineering Report
Phase II Follow Up Required	Environmental Report
Earthquake Insurance Required	Loan Agreement
Terrorism Insurance Required	Loan Agreement
Appraisal Date	Appraisal
Appraisal Report Provider	Appraisal
Appraised Value ($)	Appraisal
UW Occ (%)	Underwritten Financial Summary Report
2013 BASE RENTAL INCOME ($ '000s)	Underwritten Financial Summary Report
2014 BASE RENTAL INCOME ($ '000s)	Underwritten Financial Summary Report
2015 BASE RENTAL INCOME ($ '000s)	Underwritten Financial Summary Report
JUN 2016 TTM BASE RENTAL INCOME ($ '000s)	Underwritten Financial Summary Report
UW BASE RENTAL INCOME ($ '000s)	Underwritten Financial Summary Report
2013 CONTRACTUAL RENT STEPS ($ '000s)	Underwritten Financial Summary Report
2014 CONTRACTUAL RENT STEPS ($ '000s)	Underwritten Financial Summary Report
2015 CONTRACTUAL RENT STEPS ($ '000s)	Underwritten Financial Summary Report
JUN 2016 TTM CONTRACTUAL RENT STEPS ($ '000s)	Underwritten Financial Summary Report
UW CONTRACTUAL RENT STEPS ($ '000s)	Underwritten Financial Summary Report
2013 POTENTIAL INCOME FROM VACANT SPACE ($ '000s)	Underwritten Financial Summary Report
2014 POTENTIAL INCOME FROM VACANT SPACE ($ '000s)	Underwritten Financial Summary Report

A-2

Attribute	Source Document
2015 POTENTIAL INCOME FROM VACANT SPACE ($ '000s)	Underwritten Financial Summary Report
JUN 2016 TTM POTENTIAL INCOME FROM VACANT SPACE ($ '000s)	Underwritten Financial Summary Report
UW POTENTIAL INCOME FROM VACANT SPACE ($ '000s)	Underwritten Financial Summary Report
2013 REIMBURSEMENTS ($ '000s)	Underwritten Financial Summary Report
2014 REIMBURSEMENTS ($ '000s)	Underwritten Financial Summary Report
2015 REIMBURSEMENTS ($ '000s)	Underwritten Financial Summary Report
JUN 2016 TTM REIMBURSEMENTS ($ '000s)	Underwritten Financial Summary Report
UW REIMBURSEMENTS ($ '000s)	Underwritten Financial Summary Report
2013 TRADE SHOW / TLA REVENUE ($ '000s)	Underwritten Financial Summary Report
2014 TRADE SHOW / TLA REVENUE ($ '000s)	Underwritten Financial Summary Report
2015 TRADE SHOW / TLA REVENUE ($ '000s)	Underwritten Financial Summary Report
JUN 2016 TTM TRADE SHOW / TLA REVENUE ($ '000s)	Underwritten Financial Summary Report
UW TRADE SHOW / TLA REVENUE ($ '000s)	Underwritten Financial Summary Report
2013 ECONOMIC VACANCY ($ '000s)	Underwritten Financial Summary Report
2014 ECONOMIC VACANCY ($ '000s)	Underwritten Financial Summary Report
2015 ECONOMIC VACANCY ($ '000s)	Underwritten Financial Summary Report
JUN 2016 TTM ECONOMIC VACANCY ($ '000s)	Underwritten Financial Summary Report
UW ECONOMIC VACANCY ($ '000s)	Underwritten Financial Summary Report
2013 OTHER INCOME ($ '000s)	Underwritten Financial Summary Report
2014 OTHER INCOME ($ '000s)	Underwritten Financial Summary Report
2015 OTHER INCOME ($ '000s)	Underwritten Financial Summary Report
JUN 2016 TTM OTHER INCOME ($ '000s)	Underwritten Financial Summary Report
UW OTHER INCOME ($ '000s)	Underwritten Financial Summary Report
2013 TOTAL REVENUE ($ '000s)	Underwritten Financial Summary Report
2014 TOTAL REVENUE ($ '000s)	Underwritten Financial Summary Report
2015 TOTAL REVENUE ($ '000s)	Underwritten Financial Summary Report
JUN 2016 TTM TOTAL REVENUE ($ '000s)	Underwritten Financial Summary Report
UW TOTAL REVENUE ($ '000s)	Underwritten Financial Summary Report
2013 MANAGEMENT FEES ($ '000s)	Underwritten Financial Summary Report
2014 MANAGEMENT FEES ($ '000s)	Underwritten Financial Summary Report
2015 MANAGEMENT FEES ($ '000s)	Underwritten Financial Summary Report
JUN 2016 TTM MANAGEMENT FEES ($ '000s)	Underwritten Financial Summary Report
UW MANAGEMENT FEES ($ '000s)	Underwritten Financial Summary Report
2013 PAYROLL & BENEFITS ($ '000s)	Underwritten Financial Summary Report
2014 PAYROLL & BENEFITS ($ '000s)	Underwritten Financial Summary Report
2015 PAYROLL & BENEFITS ($ '000s)	Underwritten Financial Summary Report
JUN 2016 TTM PAYROLL & BENEFITS ($ '000s)	Underwritten Financial Summary Report
UW PAYROLL & BENEFITS ($ '000s)	Underwritten Financial Summary Report
2013 UTILITIES ($ '000s)	Underwritten Financial Summary Report
2014 UTILITIES ($ '000s)	Underwritten Financial Summary Report

A-3

Attribute	Source Document
2015 UTILITIES ($ '000s)	Underwritten Financial Summary Report
JUN 2016 TTM UTILITIES ($ '000s)	Underwritten Financial Summary Report
UW UTILITIES ($ '000s)	Underwritten Financial Summary Report
2013 ADVERTISING & MARKETING ($ '000s)	Underwritten Financial Summary Report
2014 ADVERTISING & MARKETING ($ '000s)	Underwritten Financial Summary Report
2015 ADVERTISING & MARKETING ($ '000s)	Underwritten Financial Summary Report
JUN 2016 TTM ADVERTISING & MARKETING ($ '000s)	Underwritten Financial Summary Report
UW ADVERTISING & MARKETING ($ '000s)	Underwritten Financial Summary Report
2013 REPAIRS & MAINTENANCE ($ '000s)	Underwritten Financial Summary Report
2014 REPAIRS & MAINTENANCE ($ '000s)	Underwritten Financial Summary Report
2015 REPAIRS & MAINTENANCE ($ '000s)	Underwritten Financial Summary Report
JUN 2016 TTM REPAIRS & MAINTENANCE ($ '000s)	Underwritten Financial Summary Report
UW REPAIRS & MAINTENANCE ($ '000s)	Underwritten Financial Summary Report
2013 GENERAL & ADMINISTRATIVE ($ '000s)	Underwritten Financial Summary Report
2014 GENERAL & ADMINISTRATIVE ($ '000s)	Underwritten Financial Summary Report
2015 GENERAL & ADMINISTRATIVE ($ '000s)	Underwritten Financial Summary Report
JUN 2016 TTM GENERAL & ADMINISTRATIVE ($ '000s)	Underwritten Financial Summary Report
UW GENERAL & ADMINISTRATIVE ($ '000s)	Underwritten Financial Summary Report
2013 LEGAL & PROFESSIONAL ($ '000s)	Underwritten Financial Summary Report
2014 LEGAL & PROFESSIONAL ($ '000s)	Underwritten Financial Summary Report
2015 LEGAL & PROFESSIONAL ($ '000s)	Underwritten Financial Summary Report
JUN 2016 TTM LEGAL & PROFESSIONAL ($ '000s)	Underwritten Financial Summary Report
UW LEGAL & PROFESSIONAL ($ '000s)	Underwritten Financial Summary Report
2013 GROUND RENT ($ '000s)	Underwritten Financial Summary Report
2014 GROUND RENT ($ '000s)	Underwritten Financial Summary Report
2015 GROUND RENT ($ '000s)	Underwritten Financial Summary Report
JUN 2016 TTM GROUND RENT ($ '000s)	Underwritten Financial Summary Report
UW GROUND RENT ($ '000s)	Underwritten Financial Summary Report
2013 REAL ESTATE TAXES ($ '000s)	Underwritten Financial Summary Report
2014 REAL ESTATE TAXES ($ '000s)	Underwritten Financial Summary Report
2015 REAL ESTATE TAXES ($ '000s)	Underwritten Financial Summary Report
JUN 2016 TTM REAL ESTATE TAXES ($ '000s)	Underwritten Financial Summary Report
UW REAL ESTATE TAXES ($ '000s)	Underwritten Financial Summary Report
2013 INSURANCE ($ '000s)	Underwritten Financial Summary Report
2014 INSURANCE ($ '000s)	Underwritten Financial Summary Report
2015 INSURANCE ($ '000s)	Underwritten Financial Summary Report
JUN 2016 TTM INSURANCE ($ '000s)	Underwritten Financial Summary Report
UW INSURANCE ($ '000s)	Underwritten Financial Summary Report
2013 Total Expenses ($ '000s)	Underwritten Financial Summary Report
2014 Total Expenses ($ '000s)	Underwritten Financial Summary Report
2015 Total Expenses ($ '000s)	Underwritten Financial Summary Report
JUN 2016 TTM Total Expenses ($ '000s)	Underwritten Financial Summary Report
UW Total Expenses ($ '000s)	Underwritten Financial Summary Report
2013 NOI ($ '000s)	Underwritten Financial Summary Report
2014 NOI ($ '000s)	Underwritten Financial Summary Report
2015 NOI ($ '000s)	Underwritten Financial Summary Report
JUN 2016 TTM NOI ($ '000s)	Underwritten Financial Summary Report

A-4

Attribute	Source Document
UW NOI ($ '000s)	Underwritten Financial Summary Report
2013 REPLACEMENT RESERVES ($ '000s)	Underwritten Financial Summary Report
2014 REPLACEMENT RESERVES ($ '000s)	Underwritten Financial Summary Report
2015 REPLACEMENT RESERVES ($ '000s)	Underwritten Financial Summary Report
JUN 2016 TTM REPLACEMENT RESERVES ($ '000s)	Underwritten Financial Summary Report
UW REPLACEMENT RESERVES ($ '000s)	Underwritten Financial Summary Report
2013 TI / LC ($ '000s)	Underwritten Financial Summary Report
2014 TI / LC ($ '000s)	Underwritten Financial Summary Report
2015 TI / LC ($ '000s)	Underwritten Financial Summary Report
JUN 2016 TTM TI / LC ($ '000s)	Underwritten Financial Summary Report
UW TI / LC ($ '000s)	Underwritten Financial Summary Report
2013 NCF ($ '000s)	Underwritten Financial Summary Report
2014 NCF ($ '000s)	Underwritten Financial Summary Report
2015 NCF ($ '000s)	Underwritten Financial Summary Report
JUN 2016 TTM NCF ($ '000s)	Underwritten Financial Summary Report
UW NCF ($ '000s)	Underwritten Financial Summary Report
A-5

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Cut-Off Date Allocated Mortgage Loan Amount per SF ($)	(i) Cut-Off Date Allocated Mortgage Loan Amount ($) divided by (ii) NRA
Percentage of Cut-Off Date Allocated Mortgage Loan Amount	(i) Cut-Off Date Allocated Mortgage Loan Amount ($) divided by (ii) sum of the Cut-Off Date Allocated Mortgage Loan Amount ($) of each of the Mortgage Loans in the pool
Annual Debt Service Payment	(i) Cut-Off Date Allocated Mortgage Loan Amount ($) multiplied by (ii) (a) Assumed Spread plus (b) Assumed LIBOR multiplied by (iii) a fraction equal to 365/360
Seasoning	Recompute by determining the number of payment dates from and inclusive of the First Loan Payment Date to and inclusive of the Cut-off Date.
Original Balloon Term (Months)	Recompute by determining the number of payment dates from and inclusive of the First Loan Payment Date to and inclusive of the Initial Maturity Date.
IO Period	Recompute by determining the number of payment dates from and inclusive of the First Loan Payment Date to and inclusive of the Initial Maturity Date.
Fully Extended Maturity Date	(i) Initial Maturity Date plus (ii) 36 months
Remaining IO Term (Months)	(i) IO Period minus (ii) Seasoning
Remaining Term to Maturity (Months)	(i) Original Balloon Term (Months) minus (ii) Seasoning
Mortgage Loan Cut-off Date LTV	(i) Cut-Off Date Allocated Mortgage Loan Amount ($) divided by (ii) Appraised Value ($)
Mortgage Loan UW NCF DSCR	(i) UW NCF ($ '000s) multiplied by (ii) 1,000 divided by (iii) Annual Debt Service Payment
Mortgage Loan UW NCF Debt Yield	(i) UW NCF ($ '000s) multiplied by (ii) 1,000 divided by (iii) Cut-Off Date Allocated Mortgage Loan Amount ($)
Appraised Value Per SF ($)	(i) Appraised Value ($) divided by (ii) NRA
B-1

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by the Company,” we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

C-1